INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
INVESTMENTS
Interest income	¥ 36,011	¥ 72,649
Held-to-maturity investments
Gross unrecognized holding gains				¥ 0
Gross unrecognized holding losses				0
Available-for-sale investments
Changes in fair value of the available-for-sale investments, net of tax	2,414	411
Other-than-temporary impairment recognized	0	0
Fair value		963,253	$ 121,077	832,465
Debt securities
Available-for-sale investments
Cost		963,660		835,404
Unrealized gain in accumulated other comprehensive income		(411)		(2,825)
Impact of exchange rate	¥ (114)	4
Fair value		¥ 963,253		¥ 832,465